EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2019
EARNINGS PER SHARE
Summary of earnings per share

	12/31/2019	12/31/2018	12/31/2017
Income attributable to shareholders of the group	(2,151,600)	(4,658,050)	(1,160,465)
Weighted average of ordinary shares (thousands)	456,722	456,722	392,832
Income per share	(4.71)	(10.20)	(2.95)